Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net interest income
Interest income	₩ 13,572,456	₩ 11,798,654	₩ 11,236,302
Interest expense	(4,992,367)	(3,955,701)	(4,030,936)
Net interest income (Note 38)	8,580,089	7,842,953	7,205,366
Net fees and commission income
Fees and commission income	3,295,256	4,044,955	3,803,596
Fees and commission expense	(1,356,259)	(2,334,001)	(2,238,057)
Net fees and commission income (Note 39)	1,938,997	1,710,954	1,565,539
Net insurance loss
Insurance income	4,398,738	4,599,808	4,586,098
Insurance expenses	(4,870,437)	(5,059,847)	(5,004,602)
Net insurance loss (Note 34)	(471,699)	(460,039)	(418,504)
Dividend income (Note 40)	87,826	257,306	281,623
Net gain on financial instruments at fair value through profit or loss (Note 41)	420,026
Net gain on financial instruments at fair value through profit or loss (overlay approach) (Note 10)	74,944
Net trading income (Note 42)		963,223	369,510
Net loss on financial instruments designated at fair value through profit or loss (Note 43)	(26,643)
Net gain (loss) on financial instruments designated at fair value through profit or loss (Note 44)		(1,059,826)	(501,955)
Net foreign currency transaction gain	194,136	364,006	461,671
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 16)	20,554
Net gain on disposal of available-for-sale financial assets (Note 17)		499,187	647,541
Net loss on disposal of securities at amortized cost (Note 16)	(9)
Provision for credit loss allowance (Note 45)	(747,877)
Impairment loss on financial assets (Note 46)		(1,013,548)	(1,195,663)
General and administrative expense (Note 47)	(4,741,575)	(4,811,198)	(4,508,575)
Other operating expenses, net (Note 49)	(829,355)	(462,992)	(797,911)
Operating income	4,499,414	3,830,026	3,108,642
Equity method income (Note 20)	17,488	20,393	9,995
Other non-operating income (expense), net (Note 50)	(50,292)	(52,811)	51,835
Profit before income taxes	4,466,610	3,797,608	3,170,472
Income tax expense (Note 51)	(1,268,345)	(848,403)	(345,553)
Profit for the year	3,198,265	2,949,205	2,824,919
Items that are or may be reclassified to profit or loss:
Gain on financial asset at fair value through other comprehensive income	161,008
Loss on financial instruments at fair value through profit or loss (overlay approach) (Note 10)	(54,333)
Gain(loss) on available-for-sale financial assets	0	(323,127)	(433,657)
Equity in other comprehensive income (loss) of associates	7,407	(22,813)	2,691
Foreign currency translation adjustments for foreign operations	19,983	(194,172)	12,103
Net change in unrealized fair value of cash flow hedges	(20,192)	15,904	(1,262)
Other comprehensive income (loss) of separate account	8,676	(9,278)	(4,330)
Items that are or may be reclassified to profit or loss	122,549	(533,486)	(424,455)
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability	(93,098)	103,525	15,307
Equity in other comprehensive income (loss) of associates	28	847	(2)
Valuation gain on financial asset at fair value through other comprehensive income	22,725
Loss on disposal of financial asset at fair value through other comprehensive income	(2,635)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	1,723
Items that will never be reclassified to profit or loss	(71,257)	104,372	15,305
Total other comprehensive loss, net of income tax (Note 36)	51,292	(429,114)	(409,150)
Total comprehensive income for the year	3,249,557	2,520,091	2,415,769
Profit for the year attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 36 and 52)	3,156,722	2,918,816	2,774,778
Non-controlling interest	41,543	30,389	50,141
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.	3,207,602	2,491,251	2,367,062
Non-controlling interest	₩ 41,955	₩ 28,840	₩ 48,707
Earnings per share: (Notes 36 and 52)
Basic and diluted earnings per share in won	₩ 6,579	₩ 6,118	₩ 5,736